FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 5:-
FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, the Company measures its money market funds, marketable securities and foreign currency derivative contracts at fair value. Money market funds and marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.
The Company’s financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2019
	Fair value measurements using input type
	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$59.7	$-	$59.7

Marketable securities:
Government and corporate debentures - fixed interest rate	-	3,008.9	3,008.9
Government-sponsored enterprises debentures	-	475.6	475.6
Government and corporate debentures - floating interest rate	-	184.4	184.4
Foreign currency derivative contracts	-	0.7	0.7

Total financial assets	$59.7	$3,669.6	$3,729.3

	December 31, 2018
	Fair value measurements using input type
	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$50.2	$-	$50.2
Marketable securities:
Government and corporate debentures - fixed interest rate	-	2,997.3	2,997.3
Government-sponsored enterprises debentures	-	609.8	609.8
Government and corporate debentures - floating interest rate	-	122.9	122.9
Foreign currency derivative contracts	-	(0.8)	(0.8)

Total financial assets, net	$50.2	$3,729.2	$3,779.4